Debt	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Short-Term Debt [Line Items]
Debt

Note 5. Debt

Outstanding debt classified as short-term debt as of September 30, 2025 and December 31, 2024 consisted of the following:

		September 30, 2025	December 31, 2024
Feelux Bonds	Short-term debt, net, related parties	$—	$10,000,000
Car-Tcellkor Loan	Short-term debt, net, related parties	—	800,000
Ewon Loan	Short-term debt, net, related parties	—	2,000,000
Valetudo Loan	Short-term debt, net, related parties	—	700,000
Valetudo June 2023 Loans	Short-term debt, net, related parties	200,000	500,000
Valetudo July 2023 Loan	Short-term debt, net, related parties	250,000	250,000
Valetudo August 2023 Loans	Short-term debt, net, related parties	—	400,000
Ewon September 2023 Loan	Short-term debt, net, related parties	—	200,000
Valetudo November 2023 Loan	Short-term debt, net, related parties	—	200,000
Ewon December 2023 Loan	Short-term debt, net, related parties	—	1,000,000
Valetudo January 2024 Loans	Short-term debt, net, related parties	—	750,000
Prophase February 2024 Loan	Short-term debt, net, related parties	31,500	200,000
Prophase March 2024 Loan	Short-term debt, net, related parties	250,000	250,000
Prophase April 2024 Loan	Short-term debt, net, related parties	—	250,000
Prophase May 2024 Loans	Short-term debt, net, related parties	240,000	790,000
Prophase July 2024 Loans	Short-term debt, net, related parties	83,000	83,000
Prophase August 2024 Loans	Short-term debt, net, related parties	50,000	50,000
Hana August 2024 Loans	Short-term debt, net, related parties	50,000	850,000
Amantes November 2024 Loans	Short-term debt, net, related parties	150,000	700,000
Amantes January 2025 Loans	Short-term debt, net, related parties	50,000	—
Prophase February 2025 Loan	Short-term debt, net, related parties	81,000	—
Prophase March 2025 Loan	Short-term debt, net, related parties	7,000	—

Short-term debt, related parties		$1,442,500	$19,973,000

As of September 30, 2025 and December 31, 2024, the Company’s outstanding debt agreements are all past due and are classified as current in the accompanying unaudited condensed consolidated balance sheets. All of the loans are with related parties (see Note 4).

As the Company’s loans are with related parties, the Company and its related parties have mutually agreed to defer repayment until a time that is mutually agreed upon between the Company and its related parties. Accordingly, none of these notes are considered to be in default.

Liminatus Pharma, LLC
Short-Term Debt [Line Items]
Debt

Note 5. Debt

The Company has the following debt outstanding as of December 31, 2024 and 2023 (in thousands):

		December 31,
		2024	2023
Feelux Bonds	Short-term debt, net, related parties	$10,000	$10,000
Car-Tcellkor Loan	Short-term debt, net, related parties	800	800
Ewon Loan	Short-term debt, net, related parties	2,000	2,000
Valetudo Loan	Short-term debt, net, related parties	700	700
Valetudo June 2023 Loans	Short-term debt, net, related parties	500	500
Valetudo July 2023 Loan	Short-term debt, net, related parties	250	250
Valetudo August 2023 Loans	Short-term debt, net, related parties	400	400
Ewon September 2023 Loan	Short-term debt, net, related parties	200	200
Valetudo November 2023 Loan	Short-term debt, net, related parties	200	200
Ewon December 2023 Loan	Short-term debt, net, related parties	1,000	1,000
Valetudo January 2024 Loans	Short-term debt, net, related parties	750	—
Prophase February 2024 Loan	Short-term debt, net, related parties	200	—
Prophase March 2024 Loan	Short-term debt, net, related parties	250	—
Prophase April 2024 Loan	Short-term debt, net, related parties	250	—
Prophase May 2024 Loans	Short-term debt, net, related parties	790	—
Prophase July 2024 Loans	Short-term debt, net, related parties	83	—
Prophase August 2024 Loans	Short-term debt, net, related parties	50	—
Hana August 2024 Loans	Short-term debt, net, related parties	850	—
Amantes November 2024 Loans	Short-term debt, net, related parties	700	—

Short-term debt, related parties		$19,973	$16,050

As of December 31, 2024 and 2023, the Company’s outstanding debt agreements are all classified as current as all are past due with the exception of the Amantes November 2024 Loans, which are due within one year. All of the loans are with related parties (see Note 4).

As the Company’s loans are with related parties, the Company and its related parties have mutually agreed to defer repayment of the past due loans until the completion of the Company’s business combination with Iris.